Segmented information (Tables)	9 Months Ended
May 31, 2023
Segmented Information
Schedule of operating segments

	Three months ended May 31,		Nine months ended May 31,
Revenue	2023	2022	2023	2022
Tanzania	$9,317	$5,732	$29,133	$9,066
Total revenue	$9,317	$5,732	$29,133	$9,066

Non-current assets	May 31, 2023	August 31, 2022
Canada	$61	$-
Tanzania	68,083	55,993
Total non-current assets	$68,144	$55,993